Shareholder Report, Line Graph (Details)	6 Months Ended	47 Months Ended	66 Months Ended	78 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Total Market Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Total Market Index
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Dow Jones U.S. Select Aerospace & Defense Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Aerospace & Defense Index™
Dow Jones U.S. Select Investment Services Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Investment Services Index™
Dow Jones U.S. Select Health Care Providers Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Health Care Providers Index™
Dow Jones U.S. Select Home Construction Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Home Construction Index™
NYSE FactSet U.S. Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE FactSet U.S. Infrastructure Index™
Dow Jones U.S. Select Insurance Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Insurance Index™
Dow Jones U.S. Select Medical Equipment Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Medical Equipment Index™
Dow Jones U.S. Select Oil Exploration & Production Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Oil Exploration & Production Index™
Dow Jones U.S. Select Oil Equipment & Services Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Oil Equipment & Services Index™
Dow Jones U.S. Select Pharmaceuticals Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Pharmaceuticals Index™
Dow Jones U.S. Real Estate Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Real Estate Capped Index™
Dow Jones U.S. Select Regional Banks Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Regional Banks Index™
Russell 1000 Telecommunications RIC 22.5/45 Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Telecommunications RIC 22.5/45 Capped Index
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell 1000 Growth
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Focused Value Select Index
Account Value [Line Items]
Line Graph and Table Measure Name	Focused Value Select Index
Russell 2000 Focused Value Select Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Focused Value Select Index